Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Remainder of 2025	$ 1,200
Year I	2,430	$ 2,390
Year II	2,400	2,430
Year III	2,490	2,400
Year IV	2,585	2,490
Thereafter Year IV	6,195
Year V		2,585
Thereafter Year V		6,194
Total operating lease payments	17,300	18,489
Less portion representing imputed interest	(8,148)	(8,516)
Total operating lease liabilities	9,152	9,973	$ 12,126
Less current portion	1,569	1,612	2,153
Long-term portion	$ 7,583	$ 8,361	$ 9,973